Shenkman Floating Rate High Income Fund
Shenkman Floating Rate High Income Fund
Investment Objective
The Floating Rate Fund seeks to generate a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 40 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Shenkman Floating Rate High Income Fund	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shenkman Floating Rate High Income Fund		Class A		Class C		Class F		Institutional Class
Management Fees		0.50%		0.50%		0.50%		0.50%
Distribution and Service (Rule 12b-1) Fees		0.25%		1.00%		none		none
Other Expenses (includes Shareholder Servicing Plan Fee)		0.33%	[1]	0.33%	[1]	0.33%	[1]	0.23%
Shareholder Servicing Plan Fee		0.10%		0.10%		0.10%		none
Total Annual Fund Operating Expenses	[2]	1.08%		1.83%		0.83%		0.73%
Less: Fee Waiver	[3]	(0.18%)		(0.18%)		(0.18%)		(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver		0.90%		1.65%		0.65%		0.55%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[3]	Shenkman Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Floating Rate Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 0.89%, 1.64%, 0.64% and 0.54% of average daily net assets of the Fund's Class A, Class C, Class F and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

if you redeem your shares at the end of the period
Expense Example - Shenkman Floating Rate High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	389	616	861	1,562
Class C	268	558	974	2,133
Class F	66	247	443	1,009
Institutional Class	56	215	388	890

if you do not redeem your shares at the end of the period
Expense Example No Redemption - Shenkman Floating Rate High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	389	616	861	1,562
Class C	168	558	974	2,133
Class F	66	247	443	1,009
Institutional Class	56	215	388	890

Portfolio Turnover
The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period (October 15, 2014 through September 30, 2015), the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies of the Floating Rate Fund
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate securities.  The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income and to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.

The loans and securities in which the Floating Rate Fund expects to invest include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt securities, and obligations of the U.S. Government and government-sponsored entities.  The Fund may invest in corporate fixed-income securities and loans of any maturity or credit quality.  The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”) Ratings Services (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities.  The Fund generally invests in high yield securities rated Caa3 or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated securities.

The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income securities, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies.  Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities.

The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting the Floating Rate Fund’s investments, the Advisor will employ a multi-faceted, “bottom up” investment approach that utilizes three proprietary analytical tools.  These three tools include: (1) Quadrant Analysis (which categorizes a company into one of four proprietary categories or quadrants), (2) C.Scope® (which assigns each company a credit score) and (3) Relative Value Monitor (which considers a loan or bond’s yield relative to its risk as compared to other similar investments).  These tools are integral to the Advisor in assessing the potential risk and relative value of each investment and also assist the Advisor in identifying companies that are likely to have the ability to meet their interest and principal payments on their debt securities.

Investment candidates are analyzed in depth at a variety of risk levels.  Investments are not made on the basis of one single factor.  Rather, investments are made based on the careful consideration of a variety of factors, including:

•	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)

•	Assessment of the industry’s attractiveness and competitiveness

•	Evaluation of the business, including core strengths and competitive weaknesses

•	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers

•	Quantitative analyses of the company’s financial statements

The Advisor adheres to a rules-based sell discipline to identify early credit deterioration.  The triggering of certain events, including, for example, specific declines in the market value of the issue, results in an immediate review of the credit and may lead to an outright sale.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Bank Loan Risk.  The Floating Rate Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk.  In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest.  When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.  Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Collateralized Loan Obligation Risk.  In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Floating Rate Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Floating Rate Fund may not be able to make interest or principal payments.

•
Foreign Securities Risk.  Investments in foreign securities involve certain risks not associated with investments in U.S. companies.  Foreign securities in the Floating Rate Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
High Yield Risk.  High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”)  typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans.

•
Impairment of Collateral Risk.  The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Floating Rate Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Initial Public Offering (“IPO”) and Unseasoned Company Risk.  The Floating Rate Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

•
Interest Rate Risk.  Fixed income securities may decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Investment Risk.  The Floating Rate Fund is not a complete investment program and you may lose money by investing in the Fund.  The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Investment Company Risk.  When the Floating Rate Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Liquidity Risk.  Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices. The Floating Rate Fund’s investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists.  For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests.  Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans.  High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

•	Management Risk. The Floating Rate Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies may not work to produce the desired results.

•
Market Risk.  The prices of some or all of the securities in which the Floating Rate Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There is more risk that prices will go down for investors investing over short time horizons.  Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•	Newer Fund Risk. The Floating Rate Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Floating Rate Fund to sell these bonds.

•
U.S. Government Obligations Risk. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.  If a government-sponsored entity is unable to meet its obligation, the performance of the Floating Rate Fund may be adversely impacted.

•
When-Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, additionally failure of a party to a transaction to consummate the trade may result in a loss to the Floating Rate Fund or missing an opportunity to obtain a price considered advantageous.

•
Yankee Bond Risk.  Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk.  Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

•
Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Performance
The following information provides some indication of the risks of investing in the Floating Rate Fund.  The bar chart shows the annual total return of the Fund’s Institutional Class for one year.  The table shows how the average annual returns for the 1-year and since inception periods for the Fund’s Institutional Class compare with those of  broad measures of market performance and a more narrowly based index.  The Fund’s Class A, C, and F shares did not commence operations prior to the date of this Prospectus, therefore the following information shows the performance for the Institutional Class.  The performance for the Class A, C, and F shares would differ only to extent that the Class A, C, and F shares have different expenses than the Institutional Class shares, such as sales charges.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1-855-SHENKMAN (1-855-743-6562).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Floating Rate Fund’s highest return for a calendar quarter was 1.97% (quarter ended March 31, 2015) and the Fund’s lowest return for a calendar quarter was -1.88% (quarter ended December 31, 2015).

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - Shenkman Floating Rate High Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	(1.12%)	(1.02%)	Oct. 15, 2014
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	(2.97%)	(2.83%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	(0.61%)	(1.56%)
S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	0.80%	0.50%	Oct. 15, 2014
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(0.69%)	(0.79%)	Oct. 15, 2014

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.